Janus Henderson Short Duration Flexible Bond Fund Expense Example - Class D Shares [Member] - Janus Henderson Short Duration Flexible Bond Fund - Class D	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	$ 601